Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	Arcos Dorados Holdings Inc.
Entity Central Index Key	0001508478
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Class A
Entity Common Stock, Shares Outstanding	125,232,247
Class B
Entity Common Stock, Shares Outstanding	80,000,000